UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                                USAA CORNERSTONE
                                      STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
       NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                            10

INVESTMENT OVERVIEW                                                         11

FINANCIAL INFORMATION

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        42

   Financial Statements                                                     47

   Notes to Financial Statements                                            50

EXPENSE EXAMPLE                                                             66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]        IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                       AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                          "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK W. JOHNSON, CFA                        MATTHEW E. MEGARGEL, CFA
  USAA Investment Management Company          Wellington Management Company, LLP
  Precious Metals and Minerals Securities     U.S. Stocks

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       JAMES P. HOFFMANN
  USAA Investment Management Company          Wellington Management Company, LLP
  Bonds and Money Market Instruments          Real Estate Securities

ARNOLD J. ESPE, CFA                         DAVID R. MANNHEIM
  USAA Investment Management Company          MFS Investment Management
  Bonds and Money Market Instruments          International Stocks

STUART H. WESTER, CFA                       MARCUS L. SMITH
  USAA Investment Management Company          MFS Investment Management
  U.S. Stocks                                 International Stocks
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Cornerstone Strategy Fund had a total return of 4.52% for the six months ended November 30, 2005. This compares to a return of 6.19% for the Lipper Global Flexible Portfolio Funds Average, 6.54% for the Lipper Global Flexible Funds Index, and 5.88% for the S&P 500 Index.

HOW WERE THE FUND'S ASSETS ALLOCATED AMONG THE VARIOUS ASSET CLASSES?

                 The Fund began the period with 52% of assets in U.S. equities, 29% in international stocks, and 19% in bonds and money market instruments. In June 2005, and then again in October 2005, we shifted assets from U.S. stocks and international stocks to bonds and money market instruments, ending the six months with 39% in U.S. equities, 16% in international stocks, and 45% in bonds and money market instruments. These moves were undertaken given our view that stock markets have become less attractive on a risk-reward basis looking out over the next 12 to 24 months; therefore, we thought it was prudent to reduce risk in

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 the portfolio. This reallocation detracted from performance on a short-term basis, as stocks subsequently did better than bonds. We continue to carefully monitor market risks.

HOW DID THE FUND'S U.S. EQUITY PORTION PERFORM?

                 The Fund's U.S. equity portion outperformed the Russell 3000 Index. Favorable stock selection drove this outperformance, with particular strength apparent in the health care, consumer staples, financials, and energy sectors.

                 Good performance by health care equipment and services companies Health Net, Inc. and Omnicare, Inc. helped offset weaker returns from pharmaceutical and biotechnology holdings Abbott Laboratories and Schering-Plough Corp. Our underweight position in poorly performing Pfizer, Inc. also helped on a
                 relative  basis.  At  the  end  of  the  period,   health  care
                 represented the largest sector allocation in the equity portion, reflecting our view that valuations remain attractive and the earnings outlook heading into 2005 is relatively strong.

                 We benefited from our overweight exposure to energy, the top-performing area of the U.S. stock market, because several energy companies were among the largest individual contributors to performance, particularly Schlumberger Ltd. and Chesapeake Energy Corp.

                 Despite good stock selection, the Fund was hurt by its overweight position in health care and an underweight position in financials. Although recent returns in the financials sector have been good, we believe banking stocks will weaken under net interest margin pressure.

                 THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. WELLINGTON MANAGEMENT AND USAA UTILIZE THE RUSSELL 3000 AS A FINANCIAL MARKET PERFORMANCE BENCHMARK IN MANAGING THE U.S. STOCK PORTION OF THE FUND.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-41.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Stock selection in information technology and materials detracted from performance. In information technology, we were hurt by owning Dell, Inc. whose shares fell sharply as demand for high-end PCs appeared to weaken, as well as by not owning several benchmark stocks that performed well. Other individual names that detracted from performance during the period were Kohl's Corp. in retailing and Tempur-Pedic International, Inc. in the consumer durables sector.

WHAT'S YOUR OUTLOOK MOVING FORWARD?

                 During much of the period, the Fund maintained a cyclical posture, but more recently we have begun migrating toward stable growth stocks given that consumer confidence and manufacturing data are moderating and inflation appears to be contained. At the end of the period, the Fund was overweight in the health care, consumer discretionary, and energy sectors. Our most significant sector underweights were in financials and utilities.

HOW DID INTERNATIONAL MARKETS PERFORM DURING THE PERIOD?

                 International markets performed significantly better than their U.S. stock market counterparts. During the period, we saw strong outperformance in Japan. The Japanese prime minister was re-elected with a mandate to restructure and reform, and that has led to a very strong snapback in the stocks of Japanese banks, which have suffered for many years from non-performing loans and other structural problems. Our substantial underweight, as compared to the MSCI Europe, Australasia and Far East (EAFE) Index, in Japan as a market and the big Japanese banks specifically detracted from performance during the six months, although it had been

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

                 TEMPUR-PEDIC INTERNATIONAL, INC. WAS SOLD OUT OF THE FUND PRIOR TO NOVEMBER 30, 2005.

                 THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-41.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 highly beneficial in the past few years. We still don't find the bank stocks particularly attractive, but we are finding companies in other sectors in Japan that we like.

IN WHAT KIND OF INTERNATIONAL COMPANIES IS THE FUND INVESTING?

                 We conduct bottom-up fundamental research, investing company by company. The portfolio's industry sector and geographic weights are a result of where we are finding opportunities. If you look at the portfolio, the type of companies we're finding attractive are those focused on corporate spending, as opposed to consumer spending. The consumer has done really well for a long time, but corporations have been hesitant to spend at a time when they have record amounts of cash on hand. Investments that have been put off are starting to be made, benefiting companies in industries such as machinery, heavy construction, and mining.

                 We have positions in William Hill plc (U.K.) and Hilton Group plc (U.K.), both cash-generating gaming businesses with high returns and growing revenues from online gaming. We're underweight in financial services, largely as a result of not owning large commercial banks in Germany and Japan. In energy, we're focused on companies that are increasing existing reserves such as EnCana Corp. (Canada) and Total S.A. (France), which have the potential to do well regardless of the direction of the price of oil.

WHAT INTERNATIONAL HOLDINGS HAD THE BIGGEST IMPACT ON PERFORMANCE?

                 Our largest holding, Reckitt Benckiser plc (U.K.), was a slight drag on relative performance as third quarter results came in below expectations, but given management's ability to execute its strategy over a long time period, we remain positive on the company, while closely watching for pressure on profit margins. Hutchison Telecommunications International Ltd. (Hong Kong) did well during the period, supported by strong revenue

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 and profit growth and particularly good news from its mobile businesses in emerging markets. Canadian National Railway Co. (Canada) is benefiting from increasing capital expenditures, strong earnings, and a share buyback program. Chugai Pharmaceutical Co. Ltd. (Japan) appreciated sharply after one of its drugs was shown to slow the development of rheumatoid arthritis.

WHAT'S YOUR OUTLOOK FOR INTERNATIONAL MARKETS?

                 We're finding opportunities in a broad range of sectors, from consumer products companies to industrial firms that we believe should benefit from higher capital expenditures. As always, we're choosing to invest in what we believe to be fundamentally solid companies, one stock at a time.

HOW DID THE FUND'S BOND PORTION PERFORM?

                 As evidenced by the fact that roughly 90% of our peer group lost money during the six months, it was a tough environment in the bond market as rates rose across all maturities on the yield curve. Your Fund's bond portion bucked the trend, with a positive total return as income from the bonds we own offset the principal erosion caused by higher rates.

                 We benefited from a shorter-than-average duration (a measure of interest-rate sensitivity) during the period, as well as from our tactic of lengthening duration as rates rose and shortening duration as rates fell. One important way we achieved our overall short duration was by investing in floating-rate bonds, whose income rose as the Federal Reserve Board (the Fed) raised rates and the market drove yields higher.

                 Additionally, we benefited from our allocations within the corporate bond market, because we were overweight in the finance, real estate investment trusts (REITs), and utilities sectors, all of which outperformed. We avoided purchase of traditional mortgage-backed securities, but found value in commercial mortgage-backed securities.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-41.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 During the period, strong security selection was our major competitive advantage, and in this we were supported by a staff of 17 analysts who continue to do an exceptional job of suggesting individual bonds to the portfolio management team.

WHAT'S YOUR OUTLOOK?

                 We believe we're coming to the end of the Fed tightening cycle, and further that expected Fed moves are priced into the market. Additionally, we expect the economy to moderate and inflation to remain under control. As such, we're modestly bullish on long-term interest rates, and have therefore moved to a more neutral duration. Given our positive view on inflation, we've reduced our exposure to Treasury inflation- protected securities (TIPS). We see a continuation of strong demand for long-term bonds, especially from pension plans that need to match long-term liabilities with long-term assets.

DO YOU ANTICIPATE ANY ALLOCATION CHANGES?

                 On December 1, 2005, Batterymarch Financial Management, Inc. (Batterymarch) will join the Fund as a new subadviser, and we intend to shift about 11% of assets to Batterymarch's "best ideas" global investment strategy. Batterymarch will purchase stocks that its stock selection model has ranked the most attractive in the global marketplace. These stocks include companies that are located throughout the world and are of different sizes (small, medium, and large). Instead of being tied to just one stock style in one country, Batterymarch can scour the world on your behalf for what it believes are the best investments in each economic sector.

                 On behalf of all of the analysts and managers working on your Fund, we thank you for your continued confidence in us.

10

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

                         USAA CORNERSTONE STRATEGY FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
     out of 1,470 large blend funds for the period ending November 30, 2005:

                                 OVERALL RATING
                                 *   *   *   *

      3-YEAR                       5-YEAR                           10-YEAR
      * * *                       * * * * *                          * * *
out of 1,470 funds            out of 1,116 funds                out of 399 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments.

--------------------------------------------------------------------------------
                                            11/30/05                5/31/05
--------------------------------------------------------------------------------
Net Assets                               $1,620.5 Million       $1,543.4 Million
Net Asset Value Per Share                     $27.73                 $26.53

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*            1 YEAR            5 YEARS           10 YEARS
       4.52%                     7.42%              5.40%             7.21%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
 MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                LIPPER GLOBAL         LIPPER GLOBAL
                S&P 500       FLEXIBLE PORTFOLIO      FLEXIBLE FUNDS      USAA CORNERSTONE
                 INDEX           FUNDS AVERAGE            INDEX             STRATEGY FUND
                -------       ------------------      --------------      ----------------
11/30/95      $10,000.00          $10,000.00             $10,000.00        $10,000.00
12/31/95       10,192.63           10,235.38              10,225.96         10,370.39
01/31/96       10,539.13           10,414.33              10,475.73         10,672.48
02/29/96       10,637.18           10,449.53              10,473.16         10,728.58
03/31/96       10,739.59           10,558.02              10,555.86         10,827.84
04/30/96       10,897.78           10,772.96              10,785.04         10,888.26
05/31/96       11,178.35           10,890.79              10,853.47         10,991.84
06/30/96       11,220.97           10,899.99              10,898.43         11,056.57
07/31/96       10,725.50           10,623.80              10,632.58         10,785.57
08/31/96       10,952.08           10,839.35              10,789.45         11,027.33
09/30/96       11,567.94           11,191.93              11,092.24         11,336.26
10/31/96       11,886.87           11,285.73              11,228.97         11,501.92
11/30/96       12,784.59           11,717.70              11,706.98         12,002.12
12/31/96       12,531.33           11,723.60              11,723.57         12,223.86
01/31/97       13,313.81           11,937.58              11,940.62         12,407.75
02/28/97       13,418.33           12,041.81              12,009.55         12,467.51
03/31/97       12,868.02           11,857.13              11,813.26         12,274.43
04/30/97       13,635.54           11,937.39              11,928.77         12,347.98
05/31/97       14,469.19           12,478.67              12,430.33         12,853.67
06/30/97       15,112.43           12,884.50              12,778.57         13,317.98
07/31/97       16,314.61           13,443.60              13,304.09         13,941.84
08/31/97       15,401.32           13,030.07              12,922.33         13,526.16
09/30/97       16,244.32           13,703.28              13,472.94         14,300.18
10/31/97       15,702.41           13,185.93              12,995.21         13,932.28
11/30/97       16,428.71           13,275.00              13,035.65         13,989.62
12/31/97       16,710.65           13,383.35              13,147.47         14,135.93
01/31/98       16,895.30           13,502.21              13,179.56         14,130.90
02/28/98       18,113.16           14,074.53              13,773.78         14,624.60
03/31/98       19,039.96           14,537.41              14,235.98         15,088.07
04/30/98       19,234.93           14,659.60              14,361.54         15,143.48
05/31/98       18,904.77           14,526.45              14,238.55         15,057.84
06/30/98       19,672.11           14,557.54              14,227.40         14,972.20
07/31/98       19,464.20           14,429.16              14,088.28         14,628.26
08/31/98       16,652.08           12,790.10              12,529.45         13,111.56
09/30/98       17,719.75           13,019.58              12,730.01         13,367.83
10/31/98       19,158.87           13,658.46              13,394.72         13,822.84
11/30/98       20,319.57           14,261.56              13,994.48         14,220.32
12/31/98       21,489.72           14,673.74              14,329.56         14,419.95
01/31/99       22,388.01           14,858.59              14,499.71         14,403.52
02/28/99       21,692.32           14,449.45              14,147.08         14,014.68
03/31/99       22,559.97           14,922.80              14,607.74         14,146.12
04/30/99       23,433.59           15,614.25              15,392.49         15,055.24
05/31/99       22,880.85           15,359.55              15,147.29         14,945.70
06/30/99       24,147.21           15,940.01              15,708.78         15,197.63
07/31/99       23,396.51           16,000.33              15,697.96         15,037.92
08/31/99       23,280.68           15,985.14              15,642.76         14,875.97
09/30/99       22,643.25           15,995.29              15,557.27         14,673.54
10/31/99       24,075.52           16,358.18              15,872.69         14,858.62
11/30/99       24,564.89           16,972.55              16,429.97         14,991.65
12/31/99       26,009.70           18,215.14              17,534.76         15,592.64
01/31/00       24,703.06           17,871.96              17,176.47         15,148.50
02/29/00       24,235.93           18,757.19              18,132.09         15,016.46
03/31/00       26,605.37           18,867.58              18,044.01         15,940.74
04/30/00       25,805.21           18,250.63              17,440.07         15,802.70
05/31/00       25,276.21           17,900.45              17,166.15         15,766.69
06/30/00       25,898.72           18,607.85              17,781.48         16,090.78
07/31/00       25,494.17           18,148.22              17,561.91         15,961.65
08/31/00       27,076.84           18,781.32              18,160.88         16,296.90
09/30/00       25,647.72           18,269.62              17,625.08         15,862.31
10/31/00       25,538.76           17,896.19              17,283.51         15,719.52
11/30/00       23,526.93           17,272.20              16,615.71         15,433.94
12/31/00       23,642.35           17,880.86              17,288.33         16,020.83
01/31/01       24,480.65           18,298.28              17,511.82         16,303.22
02/28/01       22,249.90           17,430.48              16,628.73         15,694.51
03/31/01       20,841.15           16,690.68              15,808.46         15,167.39
04/30/01       22,459.43           17,417.80              16,614.54         15,914.15
05/31/01       22,610.10           17,361.46              16,487.45         15,857.67
06/30/01       22,060.00           17,209.93              16,246.49         15,612.93
07/31/01       21,842.75           16,985.81              16,016.48         15,650.59
08/31/01       20,476.73           16,666.04              15,620.94         15,286.62
09/30/01       18,823.32           15,316.75              14,591.04         14,226.09
10/31/01       19,182.47           15,753.68              14,935.83         14,364.15
11/30/01       20,653.52           16,472.10              15,475.44         15,054.43
12/31/01       20,834.56           16,755.80              15,494.50         15,264.79
01/31/02       20,530.69           16,488.37              15,394.27         15,016.69
02/28/02       20,134.66           16,407.07              15,267.98         15,101.57
03/31/02       20,892.00           17,050.33              15,692.10         15,610.83
04/30/02       19,625.92           16,902.37              15,480.68         15,401.90
05/31/02       19,481.84           16,914.76              15,662.76         15,388.85
06/30/02       18,094.63           16,319.20              15,072.91         14,840.41
07/31/02       16,684.49           15,146.03              14,180.66         13,998.17
08/31/02       16,793.72           15,255.61              14,251.21         14,109.16
09/30/02       14,970.40           14,215.10              13,374.59         13,306.10
10/31/02       16,286.59           14,756.45              13,937.66         13,795.77
11/30/02       17,244.27           15,554.86              14,496.99         14,370.32
12/31/02       16,231.72           15,088.35              14,128.27         14,004.62
01/31/03       15,807.33           14,866.23              13,904.31         13,613.35
02/28/03       15,569.80           14,690.20              13,758.84         13,424.47
03/31/03       15,720.55           14,671.49              13,744.24         13,417.72
04/30/03       17,014.85           15,658.60              14,543.49         14,267.71
05/31/03       17,910.46           16,676.09              15,321.72         14,989.53
06/30/03       18,139.25           16,843.31              15,506.99         15,205.40
07/31/03       18,459.22           16,985.25              15,628.09         15,320.08
08/31/03       18,818.51           17,388.57              15,958.01         15,643.89
09/30/03       18,619.25           17,668.12              16,202.00         15,650.63
10/31/03       19,672.00           18,401.54              16,821.87         16,372.45
11/30/03       19,844.88           18,650.73              17,091.72         16,628.80
12/31/03       20,884.91           19,467.51              17,664.26         17,325.32
01/31/04       21,268.17           19,853.10              18,063.61         17,542.99
02/29/04       21,563.69           20,185.69              18,317.58         17,855.90
03/31/04       21,238.41           20,301.49              18,399.93         17,706.25
04/30/04       20,905.45           19,733.99              17,869.30         17,400.15
05/31/04       21,191.76           19,815.82              17,951.91         17,549.79
06/30/04       21,603.71           20,132.19              18,202.05         17,896.71
07/31/04       20,888.78           19,549.18              17,738.09         17,372.94
08/31/04       20,972.48           19,580.29              17,807.74         17,379.74
09/30/04       21,199.68           20,041.57              18,235.47         17,685.84
10/31/04       21,523.55           20,475.75              18,569.91         17,944.32
11/30/04       22,394.15           21,564.46              19,429.68         18,685.77
12/31/04       23,155.96           22,215.55              19,982.79         19,319.13
01/31/05       22,591.54           21,811.09              19,628.05         18,993.40
02/28/05       23,066.70           22,284.94              20,088.69         19,442.18
03/31/05       22,658.66           21,919.57              19,714.84         19,109.22
04/30/05       22,229.13           21,676.62              19,508.41         18,819.68
05/31/05       22,935.81           22,106.52              19,882.26         19,203.32
06/30/05       22,968.67           22,312.23              20,099.03         19,268.46
07/31/05       23,822.47           22,848.73              20,578.26         19,833.05
08/31/05       23,605.23           23,025.74              20,696.54         19,970.58
09/30/05       23,796.32           23,395.50              21,077.12         20,093.63
10/31/05       23,399.41           22,937.85              20,673.57         19,652.09
11/30/05       24,283.54           23,571.91              21,183.21         20,071.92

                                        [END CHART]

                 DATA FROM 11/30/95 THROUGH 11/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                 o The S&P 500  Index  is an  unmanaged index  representing  the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper  Global Flexible  Portfolio  Funds  Average  is an
                   average performance level of all global flexible portfolio funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The  Lipper  Global  Flexible  Funds Index  tracks  the total return performance of the 10 largest funds within the Lipper Global Flexible Portfolio Funds category.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                                    TOP 3 HOLDINGS*
                                   IN EACH CATEGORY
                                   (% Of Net Assets)
--------------------------------------------------------------------------------

INTERNATIONAL STOCKS

   Reckitt Benckiser plc                                                 0.6%

   Air Liquide S.A.                                                      0.5%

   Roche Holdings AG                                                     0.5%

BONDS

   U.S. Treasury Notes, 4.13%                                            4.3%

   U.S. Treasury Notes, 4.25%                                            3.4%

   U.S. Treasury Bond, 5.38%                                             1.8%

U.S. EQUITIES

   Microsoft Corp.                                                       1.3%

   Procter & Gamble Co.                                                  1.1%

   Bank of America Corp.                                                 1.0%
--------------------------------------------------------------------------------

*EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-41.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   ASSET ALLOCATION
                       11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

Bonds                                            42.5%
U.S. Equities                                    38.8%
International Stocks                             15.8%
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned         14.8%
Money Market Instruments                          2.2%

                     [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

---------------------------------------------------------
                    TOP 10 INDUSTRIES*
                    (% Of Net Assets)
---------------------------------------------------------

Commercial Mortgage-Backed Securities               7.5%

Property & Casualty Insurance                       3.6%

Pharmaceuticals                                     2.8%

Diversified Banks                                   2.7%

Integrated Oil & Gas                                2.7%

Electric Utilities                                  2.5%

Real Estate Investment Trusts                       2.5%

Health Care Equipment                               2.1%

Oil & Gas Exploration & Production                  2.1%

Regional Banks                                      2.0%
---------------------------------------------------------

*EXCLUDES U.S. GOVERNMENT

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              U.S. EQUITIES (38.8%)
              U.S. COMMON STOCKS (38.0%)

              AEROSPACE & DEFENSE (1.6%)
    86,300    Boeing Co.                                                                               $    5,885
    51,100    General Dynamics Corp.                                                                        5,841
    75,300    Precision Castparts Corp.                                                                     3,840
   181,900    United Technologies Corp.                                                                     9,793
                                                                                                       ----------
                                                                                                           25,359
                                                                                                       ----------
              AIRLINES (0.1%)
    56,100    Southwest Airlines Co.                                                                          926
                                                                                                       ----------
              ALUMINUM (0.2%)
   132,500    Alcoa, Inc.                                                                                   3,632
                                                                                                       ----------
              APPAREL RETAIL (0.7%)
    75,300    Abercrombie & Fitch Co. "A"                                                                   4,617
    30,900    Aeropostale, Inc.*                                                                              769
    33,100    Chico's FAS, Inc.*                                                                            1,460
   127,600    Christopher & Banks Corp.                                                                     1,924
    97,200    Pacific Sunwear of California, Inc.*                                                          2,572
                                                                                                       ----------
                                                                                                           11,342
                                                                                                       ----------
              APPLICATION SOFTWARE (0.6%)
    52,000    Autodesk, Inc.                                                                                2,169
   149,500    Intuit, Inc.*                                                                                 8,009
                                                                                                       ----------
                                                                                                           10,178
                                                                                                       ----------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    53,100    Northern Trust Corp.                                                                          2,798
    98,500    Nuveen Investments, Inc. "A"                                                                  4,084
   150,000    State Street Corp.                                                                            8,653
                                                                                                       ----------
                                                                                                           15,535
                                                                                                       ----------
              AUTOMOTIVE RETAIL (0.2%)
   115,700    O'Reilly Automotive, Inc.*                                                                    3,522
                                                                                                       ----------
              BIOTECHNOLOGY (1.5%)
   147,600    Amgen, Inc.*                                                                                 11,945
    75,000    Applera Corp.-Applied Biosystems Group                                                        2,069

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    48,700    Charles River Laboratories International, Inc.*                                          $    2,219
   103,000    Genzyme Corp.*                                                                                7,657
                                                                                                       ----------
                                                                                                           23,890
                                                                                                       ----------
              BREWERS (0.2%)
    77,800    Anheuser-Busch Companies, Inc.                                                                3,403
                                                                                                       ----------
              BROADCASTING & CABLE TV (0.2%)
   148,300    Comcast Corp. "A"*                                                                            3,862
                                                                                                       ----------
              CASINOS & GAMING (0.4%)
   107,000    Penn National Gaming, Inc.*                                                                   3,549
   101,800    Shuffle Master, Inc.(h)*                                                                      2,852
                                                                                                       ----------
                                                                                                            6,401
                                                                                                       ----------
              COMMUNICATIONS EQUIPMENT (1.1%)
   223,200    Cisco Systems, Inc.*                                                                          3,915
   483,900    Corning, Inc.*                                                                                9,799
   179,900    Motorola, Inc.                                                                                4,334
                                                                                                       ----------
                                                                                                           18,048
                                                                                                       ----------
              COMPUTER HARDWARE (0.2%)
   119,500    Dell, Inc.*                                                                                   3,604
                                                                                                       ----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    59,100    QLogic Corp.*                                                                                 1,954
     9,700    SanDisk Corp.*                                                                                  495
                                                                                                       ----------
                                                                                                            2,449
                                                                                                       ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    67,700    Caterpillar, Inc.                                                                             3,912
    68,600    Oshkosh Truck Corp.                                                                           3,082
                                                                                                       ----------
                                                                                                            6,994
                                                                                                       ----------
              CONSTRUCTION MATERIALS (0.2%)
    50,700    Vulcan Materials Co.                                                                          3,382
                                                                                                       ----------
              CONSUMER FINANCE (0.2%)
    80,800    First Marblehead Corp.(h)                                                                     2,731
                                                                                                       ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    50,600    Affiliated Computer Services, Inc. "A"*                                                  $    2,822
    25,200    DST Systems, Inc.*                                                                            1,499
   150,000    First Data Corp.                                                                              6,490
    45,900    Paychex, Inc.                                                                                 1,947
                                                                                                       ----------
                                                                                                           12,758
                                                                                                       ----------
              DEPARTMENT STORES (0.4%)
   142,500    Kohl's Corp.*                                                                                 6,555
                                                                                                       ----------
              DISTILLERS & VINTNERS (0.1%)
    96,100    Constellation Brands, Inc. "A"*                                                               2,270
                                                                                                       ----------
              DIVERSIFIED BANKS (1.0%)
   361,400    Bank of America Corp.                                                                        16,585
                                                                                                       ----------
              DIVERSIFIED CHEMICALS (0.4%)
   148,400    Du Pont (E.I.) De Nemours & Co.                                                               6,344
                                                                                                       ----------
              EDUCATIONAL SERVICES (0.4%)
    65,700    Career Education Corp.*                                                                       2,451
    59,800    ITT Educational Services, Inc.*                                                               3,670
                                                                                                       ----------
                                                                                                            6,121
                                                                                                       ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   102,000    Waste Management, Inc.                                                                        3,051
                                                                                                       ----------
              GOLD (0.4%)
    15,000    Freeport-McMoRan Copper & Gold, Inc. "B"                                                        782
   138,900    Newmont Mining Corp.                                                                          6,406
                                                                                                       ----------
                                                                                                            7,188
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (1.7%)
    72,000    Biomet, Inc.                                                                                  2,565
    55,100    Diagnostic Products Corp.                                                                     2,510
    95,200    Fisher Scientific International, Inc.*                                                        6,138
    53,900    Kinetic Concepts, Inc.*                                                                       2,099
   232,800    Medtronic, Inc.                                                                              12,937
    45,600    Waters Corp.*                                                                                 1,789
                                                                                                       ----------
                                                                                                           28,038
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.2%)
    65,600    Triad Hospitals, Inc.*                                                                   $    2,798
                                                                                                       ----------
              HEALTH CARE SERVICES (0.4%)
    89,200    Dendrite International, Inc.*                                                                 1,680
    75,500    Omnicare, Inc.                                                                                4,300
                                                                                                       ----------
                                                                                                            5,980
                                                                                                       ----------
              HEALTH CARE SUPPLIES (0.1%)
    40,400    Cooper Companies, Inc.                                                                        2,214
                                                                                                       ----------
              HOME FURNISHINGS (0.1%)
    12,100    Mohawk Industries, Inc.*                                                                      1,065
                                                                                                       ----------
              HOME IMPROVEMENT RETAIL (0.5%)
   112,100    Lowe's Companies, Inc.                                                                        7,565
                                                                                                       ----------
              HOMEBUILDING (0.3%)
   153,633    D.R. Horton, Inc.                                                                             5,445
                                                                                                       ----------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
   111,400    Hilton Hotels Corp.                                                                           2,442
                                                                                                       ----------
              HOUSEHOLD PRODUCTS (1.1%)
   309,800    Procter & Gamble Co.                                                                         17,717
                                                                                                       ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    36,600    TXU Corp.                                                                                     3,756
                                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (1.0%)
   443,900    General Electric Co.                                                                         15,856
                                                                                                       ----------
              INDUSTRIAL MACHINERY (0.4%)
   145,300    Ingersoll-Rand Co. Ltd. "A"                                                                   5,758
                                                                                                       ----------
              INTEGRATED OIL & GAS (1.7%)
    35,500    Chevron Corp.                                                                                 2,034
   144,700    ConocoPhillips                                                                                8,756

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
   279,300    Exxon Mobil Corp.                                                                        $   16,208
                                                                                                       ----------
                                                                                                           26,998
                                                                                                       ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   375,400    Qwest Communications International, Inc.*                                                     1,967
                                                                                                       ----------
              INTERNET SOFTWARE & SERVICES (0.8%)
   301,500    Yahoo!, Inc.*                                                                                12,129
                                                                                                       ----------
              INVESTMENT BANKING & BROKERAGE (1.0%)
   414,500    E*TRADE Financial Corp.*                                                                      8,091
   124,500    Merrill Lynch & Co., Inc.                                                                     8,269
                                                                                                       ----------
                                                                                                           16,360
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.2%)
   176,600    UnumProvident Corp.(h)                                                                        3,885
                                                                                                       ----------
              MANAGED HEALTH CARE (1.2%)
    70,600    Coventry Health Care, Inc.*                                                                   4,206
    60,600    Health Net, Inc.*                                                                             3,092
   147,300    WellPoint, Inc.*                                                                             11,317
                                                                                                       ----------
                                                                                                           18,615
                                                                                                       ----------
              MOVIES & ENTERTAINMENT (1.3%)
   815,300    Time Warner, Inc.                                                                            14,659
   187,700    Viacom, Inc. "B"                                                                              6,269
                                                                                                       ----------
                                                                                                           20,928
                                                                                                       ----------
              MULTI-LINE INSURANCE (0.4%)
    99,200    American International Group, Inc.                                                            6,660
                                                                                                       ----------
              OIL & GAS DRILLING (0.2%)
    64,100    GlobalSantaFe Corp.                                                                           2,908
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
    23,700    National-Oilwell Varco, Inc.*                                                                 1,437
    87,600    Schlumberger Ltd.                                                                             8,386
                                                                                                       ----------
                                                                                                            9,823
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   125,300    Chesapeake Energy Corp.                                                                       3,627
   223,300    Noble Energy, Inc.                                                                            8,345

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    59,033    XTO Energy, Inc.                                                                         $    2,402
                                                                                                       ----------
                                                                                                           14,374
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   280,143    Citigroup, Inc.                                                                              13,601
                                                                                                       ----------
              PHARMACEUTICALS (1.2%)
   164,400    Abbott Laboratories                                                                           6,200
   112,900    Eli Lilly and Co.                                                                             5,701
   130,100    Pfizer, Inc.                                                                                  2,758
   285,000    Schering-Plough Corp.                                                                         5,506
                                                                                                       ----------
                                                                                                           20,165
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
   106,500    ACE Ltd.                                                                                      5,911
    40,700    Ambac Financial Group, Inc.                                                                   3,121
    38,400    Chubb Corp.                                                                                   3,718
   170,123    St. Paul Travelers Companies, Inc.                                                            7,916
    39,400    W.R. Berkley Corp.                                                                            1,837
                                                                                                       ----------
                                                                                                           22,503
                                                                                                       ----------
              REAL ESTATE INVESTMENT TRUSTS (0.3%)
    62,300    Simon Property Group, Inc.                                                                    4,816
                                                                                                       ----------
              REGIONAL BANKS (0.3%)
    61,900    UnionBanCal Corp.                                                                             4,283
                                                                                                       ----------
              RESTAURANTS (0.2%)
    54,000    CBRL Group, Inc.                                                                              1,997
    41,400    Outback Steakhouse, Inc.                                                                      1,668
                                                                                                       ----------
                                                                                                            3,665
                                                                                                       ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    55,700    Lam Research Corp.*                                                                           2,091
    44,200    Varian Semiconductor Equipment Associates, Inc.*                                              1,946
                                                                                                       ----------
                                                                                                            4,037
                                                                                                       ----------
              SEMICONDUCTORS (0.8%)
   230,700    Intel Corp.                                                                                   6,155
    16,900    International Rectifier Corp.*                                                                  599
    86,400    Microchip Technology, Inc.                                                                    2,882
   118,000    Texas Instruments, Inc.                                                                       3,833
                                                                                                       ----------
                                                                                                           13,469
                                                                                                       ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.7%)
   193,400    PepsiCo, Inc.                                                                            $   11,449
                                                                                                       ----------
              SPECIALTY STORES (0.5%)
   232,500    Michaels Stores, Inc.                                                                         8,696
                                                                                                       ----------
              SYSTEMS SOFTWARE (1.3%)
   771,000    Microsoft Corp.                                                                              21,364
                                                                                                       ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
    39,000    CDW Corp.                                                                                     2,287
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (0.7%)
   100,800    Golden West Financial Corp.(h)                                                                6,531
    96,600    IndyMac Bancorp, Inc.                                                                         3,698
    46,100    Sovereign Bancorp, Inc.                                                                       1,007
                                                                                                       ----------
                                                                                                           11,236
                                                                                                       ----------
              TOBACCO (0.8%)
   175,400    Altria Group, Inc.                                                                           12,767
                                                                                                       ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    51,400    Fastenal Co.                                                                                  2,041
                                                                                                       ----------
              TRUCKING (0.3%)
    46,300    CNF Transportation, Inc.                                                                      2,639
    59,500    Yellow Roadway Corp.*                                                                         2,803
                                                                                                       ----------
                                                                                                            5,442
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   181,000    Alamosa Holdings, Inc.*                                                                       3,345
   435,170    Sprint Nextel Corp.                                                                          10,897
                                                                                                       ----------
                                                                                                           14,242
                                                                                                       ----------
              Total U.S. common stocks (cost: $503,385)                                                   615,474
                                                                                                       ----------
              PREFERRED SECURITIES (0.2%)

              ELECTRIC UTILITIES (0.0%)(t)
    10,000    Southern California Edison Co., Series A, 5.35%, perpetual                                    1,017
                                                                                                       ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                  VALUE
     (000)    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.2%)
   $ 3,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(r)                                 $    3,248
                                                                                                       ----------
              Total preferred securities (cost: $4,254)                                                     4,265
                                                                                                       ----------

    NUMBER
 OF SHARES
----------
              EXCHANGE-TRADED FUNDS (0.6%)

    53,800    iShares Russell 2000 Growth Index Fund(h)                                                     3,764
    46,700    MidCap SPDR Trust Series 1                                                                    6,268
                                                                                                       ----------
              Total exchange-traded funds (cost: $8,254)                                                   10,032
                                                                                                       ----------
              Total U.S. equities (cost: $515,893)                                                        629,771
                                                                                                       ----------
              INTERNATIONAL STOCKS (15.8%)

              AUSTRALIA (0.2%)
   232,496    QBE Insurance Group Ltd. (Property & Casualty Insurance)(r)                                   3,259
                                                                                                       ----------
              AUSTRIA (0.3%)
    88,470    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)(r)                            4,701
                                                                                                       ----------
              BRAZIL (0.1%)
    32,030    Companhia Vale Do Rio Doce ADR (Steel)                                                        1,389
                                                                                                       ----------
              CANADA (0.5%)
    64,960    Canadian National Railway Co. (Railroads)                                                     5,188
    53,550    EnCana Corp. (Oil & Gas Exploration & Production)                                             2,376
                                                                                                       ----------
                                                                                                            7,564
                                                                                                       ----------
              CHINA (0.3%)
 6,454,500    CNOOC Ltd. (Oil & Gas Exploration & Production)(r)                                            4,298
                                                                                                       ----------
              FRANCE (3.2%)
   214,480    AXA S.A. (Multi-Line Insurance)(r)                                                            6,432
    48,123    Air Liquide S.A. (Industrial Gases)(r)                                                        8,658
    39,610    Business Objects S.A. (Application Software)(r)*                                              1,576
   139,841    Credit Agricole S.A. (Regional Banks)(r)                                                      4,211
    20,230    Groupe DANONE (Packaged Foods & Meat)(r)                                                      2,085

24

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    62,520    LVMH Moet Hennessy Louis Vuitton S.A. (Apparel &
                Accessories & Luxury Goods)(h,r)                                                       $    5,332
     9,200    Pernod Ricard S.A. (Distillers & Vintners)(r)                                                 1,502
    60,440    Sanofi-Aventis S.A. (Pharmaceuticals)(r)                                                      4,862
    89,794    Schneider Electric S.A. (Electrical Components & Equipment)(r)                                7,708
    37,966    Societe Television Francaise 1 (Broadcasting & Cable TV)(r)                                     950
    29,260    Total S.A. (Integrated Oil & Gas)(r)                                                          7,313
    49,890    Veolia Environnement S.A. (Multi-Utilities)(r)                                                2,137
                                                                                                       ----------
                                                                                                           52,766
                                                                                                       ----------
              GERMANY (0.4%)
    34,550    E.On AG (Multi-Utilities)(r)                                                                  3,284
    51,340    Schering AG (Pharmaceuticals)(r)                                                              3,318
                                                                                                       ----------
                                                                                                            6,602
                                                                                                       ----------
              HONG KONG (0.4%)
   285,000    Esprit Holdings Ltd. (Apparel Retail)(r)                                                      2,003
 2,793,000    Hutchison Telecommunications International Ltd. (Wireless
                Telecommunication Services)(r)*                                                             3,871
                                                                                                       ----------
                                                                                                            5,874
                                                                                                       ----------
              HUNGARY (0.2%)
    40,920    OTP Bank Ltd. GDR (Regional Banks)(r)                                                         2,686
                                                                                                       ----------
              INDONESIA (0.1%)
 4,070,000    PT Bank Central Asia Tbk (Diversified Banks)(r)                                               1,337
                                                                                                       ----------
              IRELAND (0.1%)
    96,950    Depfa Bank plc (Specialized Finance)(r)                                                       1,455
                                                                                                       ----------
              ISRAEL (0.1%)
   120,200    Check Point Software Technologies Ltd. (Systems Software)*                                    2,559
                                                                                                       ----------
              ITALY (0.3%)
    35,249    FastWeb S.p.A. (Communications Equipment)(r)*                                                 1,650
   660,500    UniCredito Italiano S.p.A. (Regional Banks)(r)                                                4,080
                                                                                                       ----------
                                                                                                            5,730
                                                                                                       ----------
              JAPAN (2.6%)
   454,000    Asahi Glass Co. Ltd. (Building Products)(h,r)                                                 5,213
   174,000    Bridgestone Corp. (Tires & Rubber)(h,r)                                                       3,724
   101,000    Canon, Inc. (Electronic Equipment Manufacturers)(h,r)                                         5,680

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    60,700    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)(h,r)                                    $    1,365
   142,000    Kaneka Corp. (Diversified Chemicals)(r)                                                       1,691
    29,600    Nintendo Co. Ltd. (Leisure Products)(r)                                                       3,242
    51,100    Nitto Denko Corp. (Specialty Chemicals)(r)                                                    3,496
    54,800    Omron Corp. (Electrical Components & Equipment)(r)                                            1,246
   218,000    Ricoh Co. Ltd. (Office Electronics)(r)                                                        3,804
   545,000    Shinsei Bank Ltd. (Diversified Banks)(r)                                                      3,048
   449,000    Tokyo Gas Co. Ltd. (Gas Utilities)(r)                                                         1,804
   321,000    Toray Industries, Inc. (Textiles)(r)                                                          2,187
   117,000    Toyota Motor Corp. (Automobile Manufacturers)(r)                                              5,661
                                                                                                       ----------
                                                                                                           42,161
                                                                                                       ----------
              KOREA (0.5%)
    13,320    Samsung Electronics Co. Ltd. (Semiconductors)(r)                                              7,672
                                                                                                       ----------
              MEXICO (0.2%)
    40,340    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                                     3,203
                                                                                                       ----------
              NETHERLANDS (0.2%)
    40,000    Aegon N.V., 6.38% (Preferred) (Life & Health Insurance)                                         981
   133,060    Reed Elsevier N.V. (Publishing)(r)                                                            1,768
                                                                                                       ----------
                                                                                                            2,749
                                                                                                       ----------
              POLAND (0.1%)
   121,890    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(r)                             1,023
                                                                                                       ----------
              SINGAPORE (0.2%)
 2,204,080    Singapore Telecommunications Ltd. (Integrated
                 Telecommunication Services)(r)                                                             3,264
                                                                                                       ----------
              SPAIN (0.4%)
   273,730    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(r)                                   4,825
    97,530    Iberdrola S.A. (Electric Utilities)(h,r)                                                      2,557
                                                                                                       ----------
                                                                                                            7,382
                                                                                                       ----------
              SWEDEN (0.6%)
    97,220    Atlas Copco AB "A" (Industrial Machinery)(r)                                                  1,941
   623,190    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(r)                               2,028
   123,160    Sandvik AB (Industrial Machinery)(r)                                                          5,811
                                                                                                       ----------
                                                                                                            9,780
                                                                                                       ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SWITZERLAND (1.7%)
    40,995    Julius Baer Holding Ltd. "B" (Diversified Banks)(r)                                      $    2,870
    28,140    Nestle S.A. (Packaged Foods & Meat)(r)                                                        8,289
    55,910    Roche Holdings AG (Pharmaceuticals)(r)                                                        8,367
     5,900    Swiss Re (Reinsurance)(r)                                                                       434
    13,300    Synthes, Inc. (Health Care Equipment)(r)                                                      1,425
    69,713    UBS AG (Diversified Capital Markets)(r)                                                       6,397
                                                                                                       ----------
                                                                                                           27,782
                                                                                                       ----------
              THAILAND (0.1%)
   592,890    Bangkok Bank Public Co. Ltd. (Diversified Banks)(r)                                           1,509
                                                                                                       ----------
              UNITED KINGDOM (3.0%)
    98,110    AstraZeneca plc (Pharmaceuticals)(r)                                                          4,510
   287,830    BG Group plc (Oil & Gas Exploration & Production)(r)                                          2,675
   300,730    Diageo plc (Distillers & Vintners)(r)                                                         4,330
   135,020    GlaxoSmithKline plc (Pharmaceuticals)(r)                                                      3,343
 1,032,590    Hilton Group plc (Casinos & Gaming)(r)                                                        5,938
   131,720    Next plc (Apparel Retail)(r)                                                                  3,134
   325,150    Reckitt Benckiser plc (Household Products)(r)                                                10,021
   343,820    Smith & Nephew plc (Health Care Equipment)(r)                                                 3,058
   734,230    Tesco plc (Food Retail)(r)                                                                    3,841
 1,247,010    Vodafone Group plc (Wireless Telecommunication Services)(r)                                   2,678
   520,620    William Hill plc (Casinos & Gaming)(r)                                                        4,556
   127,260    Yell Group plc (Publishing)(r)                                                                1,080
                                                                                                       ----------
                                                                                                           49,164
                                                                                                       ----------
              Total international stocks (cost: $185,508)                                                 255,909
                                                                                                       ----------

 PRINCIPAL
    AMOUNT                                                             COUPON
     (000)                                                               RATE           MATURITY
----------                                                             ------         ----------
              BONDS (42.5%)

              CORPORATE OBLIGATIONS (14.5%)

              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
   $ 1,000    Kellwood Co., Debentures                                   7.63%        10/15/2017              902
     1,000    Kellwood Co., Senior Notes                                 7.88          7/15/2009              996
                                                                                                       ----------
                                                                                                            1,898
                                                                                                       ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (0.4%)
   $ 2,000    Cox Communications, Inc., Notes                            4.63%         6/01/2013       $    1,858
     2,000    Cox Enterprises, Inc., Notes(b)                            8.00          2/15/2007            2,057
     1,000    Liberty Media Corp., Senior Notes(h)                       5.70          5/15/2013              917
     1,000    Liberty Media Corp., Senior Notes                          7.88          7/15/2009            1,053
                                                                                                       ----------
                                                                                                            5,885
                                                                                                       ----------
              CASINOS & GAMING (0.1%)
     1,000    Harrahs Operating Co., Inc., Bonds(b)                      5.63          6/01/2015              975
                                                                                                       ----------
              CONSUMER FINANCE (0.7%)
     2,000    American Honda Finance Corp., MTN(b)                       4.43(c)       5/11/2007            2,004
     1,000    Ford Motor Credit Co., Senior Notes                        4.95          1/15/2008              912
     2,000    Ford Motor Credit Co., Notes(h)                            7.00         10/01/2013            1,771
     2,000    General Motors Acceptance Corp., Notes                     6.13          8/28/2007            1,876
     1,000    General Motors Acceptance Corp., Notes                     6.75         12/01/2014              909
     2,000    Household Finance Corp., Notes                             6.38         10/15/2011            2,117
     2,000    SLM Corp., MTN, CPI Floating Rate Notes                    5.05(c)       6/01/2009            1,939
                                                                                                       ----------
                                                                                                           11,528
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,000    Fiserv, Inc., Notes                                        4.00          4/15/2008            1,943
                                                                                                       ----------
              DIVERSIFIED BANKS (0.4%)
     2,600    Bank of America Corp., Subordinated Notes                  9.38          9/15/2009            2,985
     1,000    Emigrant Bancorp, Inc., Senior Notes(b)                    6.25          6/15/2014            1,033
     1,000    JPMorgan Chase & Co., Notes                                4.50          1/15/2012              964
     1,455    U.S. Central Credit Union, Senior Notes                    2.70          9/30/2009            1,371
                                                                                                       ----------
                                                                                                            6,353
                                                                                                       ----------
              DIVERSIFIED CHEMICALS (0.1%)
     2,000    ICI Wilmington, Inc., Notes                                4.38         12/01/2008            1,951
                                                                                                       ----------
              ELECTRIC UTILITIES (2.3%)
     1,000    American Electric Power Co., Inc., Senior Notes            4.71          8/16/2007              994
     3,843    Cedar Brakes II, LLC, Senior Notes, Series C(b)            9.88          9/01/2013            4,381
     1,000    FirstEnergy Corp., Notes, Series B                         6.45         11/15/2011            1,053
       977    FPL Energy National Wind, LLC,
                 Secured Notes(b)                                        5.61          3/10/2024              970
     5,000    Monongahela Power Co., Notes, Series A                     7.36          1/15/2010            5,240
     2,066    Oglethorpe Power Corp., Secured
                 Series Facility Bonds                                   6.97          6/30/2011            2,136

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
   $   986    Power Contract Financing, Pass-Through
                 Certificates(b)                                         5.20%         2/01/2006       $      987
     2,000    Power Contract Financing, Senior Notes(b)                  6.26          2/01/2010            2,032
     2,000    PPL Capital Funding, Inc., Guaranteed Notes,
                 Series A                                                4.33          3/01/2009            1,945
     2,000    PPL Energy Supply, LLC, Bonds, Series A                    5.70         10/15/2015            1,982
     2,000    Public Service Electric & Gas Co.,
                 First Mortgage Bonds, Series A                          4.09(c)       6/23/2006            2,000
     2,000    Sempra Energy ESOP, Series 1999 (NBGA)(b)                  4.21         11/01/2014(e)         1,973
     3,000    Tristate General & Transport Association,
                 Bonds(b)                                                6.04          1/31/2018            3,066
     2,000    TXU Electricity Ltd., Senior Notes,
                 Series TCRS (INS)                                       7.25         12/01/2016            2,317
     5,000    TXU Energy Co., LLC, Senior Notes                          7.00          3/15/2013            5,299
     1,000    West Penn Power Co., Notes                                 6.63          4/15/2012            1,067
                                                                                                       ----------
                                                                                                           37,442
                                                                                                       ----------
              FOOD RETAIL (0.1%)
     2,000    Safeway, Inc., Notes                                       5.80          8/15/2012            1,994
                                                                                                       ----------
              GAS UTILITIES (0.7%)
     3,000    Boardwalk Pipelines, LLC, Notes                            5.50          2/01/2017            2,957
     1,000    Enbridge Energy Partners, LP, Senior Notes                 5.35         12/15/2014              981
     2,000    Energy Transfer Partners, LP, Senior Notes                 5.95          2/01/2015            1,962
     2,000    Gulfstream Natural Gas Systems, LLC,
                 Senior Notes(b)                                         6.19         11/01/2025            2,014
     2,000    Noram Energy Corp., Debentures                             6.50          2/01/2008            2,053
     1,040    Northern Border Partners, LP, Senior Notes, Series A       8.88          6/15/2010            1,185
     1,000    Valero Logistics Operations, LP, Senior Notes              6.05          3/15/2013            1,034
                                                                                                       ----------
                                                                                                           12,186
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (0.1%)
     1,000    Baxter International, Inc., Notes                          7.13          2/01/2007            1,020
                                                                                                       ----------
              HEALTH CARE FACILITIES (0.1%)
     2,000    HCA, Inc., Notes                                           5.25         11/06/2008            1,953
                                                                                                       ----------
              HOUSEHOLD APPLIANCES (0.1%)
     1,000    Whirlpool Corp., Debentures                                7.75          7/15/2016            1,140
                                                                                                       ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.1%)
   $ 2,000    Newell Rubbermaid, Inc., MTN, Series A                     6.35%         7/15/2008       $    2,050
                                                                                                       ----------
              INTEGRATED OIL & GAS (0.2%)
     2,690    Merey Sweeny, LP, Senior Notes(b)                          8.85         12/18/2019            3,190
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.2%)
     3,000    Phoenix Companies, Inc., Senior Notes                      6.68          2/16/2008            3,030
                                                                                                       ----------
              MANAGED HEALTH CARE (0.2%)
     1,000    Coventry Health Care, Inc., Senior Notes                   6.13          1/15/2015            1,019
     2,135    Highmark, Inc., Senior Notes(b)                            6.80          8/15/2013            2,301
                                                                                                       ----------
                                                                                                            3,320
                                                                                                       ----------
              MULTI-LINE INSURANCE (0.8%)
     2,000    AIG Sunamerica Global Financing,
                Senior Notes(b)                                          6.30          5/10/2011            2,121
     2,000    American General Finance Corp., MTN, Series I              4.88          7/15/2012            1,955
     4,000    American General Finance Corp., Notes                      5.40         12/01/2015            3,962
     1,000    ASIF Global Financing XIX, Senior Notes(b)                 4.90          1/17/2013              989
     4,000    Oil Casualty Insurance Ltd., Subordinated
                Debentures(b)                                            8.00          9/15/2034            4,032
                                                                                                       ----------
                                                                                                           13,059
                                                                                                       ----------
              MULTI-SECTOR HOLDINGS (0.1%)
     1,000    Leucadia National Corp., Senior Notes                      7.00          8/15/2013            1,010
                                                                                                       ----------
              MULTI-UTILITIES (0.2%)
     2,000    Duke Capital Corp., LLC, Senior Notes                      5.50          3/01/2014            1,979
     2,000    PSEG Funding Trust, Notes                                  5.38         11/16/2007            2,007
                                                                                                       ----------
                                                                                                            3,986
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000    Cooper Cameron Corp., Senior Notes                         2.65          4/15/2007            1,932
       500    Seacor Holdings, Inc., Senior Notes                        5.88         10/01/2012              483
     2,000    Seacor Holdings, Inc., Senior Notes                        7.20          9/15/2009            2,066
                                                                                                       ----------
                                                                                                            4,481
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000    Southwestern Energy Co., MTN                               7.63          5/01/2027(q)         1,070
                                                                                                       ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.2%)
   $ 2,000    Magellan Midstream Partners, LP, Notes                     6.45%         6/01/2014       $    2,117
       500    Ultramar Diamond Shamrock Corp., Senior Notes              6.75         10/15/2037              529
                                                                                                       ----------
                                                                                                            2,646
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     1,000    Citigroup, Inc., Global Notes                              4.25          7/29/2009              978
                                                                                                       ----------
              PACKAGED FOODS & MEAT (0.1%)
     2,000    Kraft Foods, Inc., Notes                                   4.63         11/01/2006            1,994
                                                                                                       ----------
              PAPER PACKAGING (0.1%)
     1,000    Temple-Inland, Inc., Notes                                 5.00          5/17/2007              995
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     2,000    21st Century Insurance Group, Senior Notes                 5.90         12/15/2013            2,025
     2,000    ACE INA Holdings, Inc., Senior Notes                       5.88          6/15/2014            2,050
     1,000    AXIS Capital Holdings Ltd., Senior Notes                   5.75         12/01/2014              995
     2,000    Berkshire Hathaway Finance Corp., Senior Notes             4.75          5/15/2012            1,968
     5,000    Berkshire Hathaway Finance Corp., Senior Notes             4.85          1/15/2015            4,892
     1,000    Fidelity National Financial, Inc., Notes                   5.25          3/15/2013              929
     2,000    Fidelity National Financial, Inc., Notes                   7.30          8/15/2011            2,083
     3,000    Fund American Companies, Inc., Notes                       5.88          5/15/2013            3,010
     2,000    Markel Corp., Senior Notes                                 6.80          2/15/2013            2,095
     1,500    Markel Corp., Senior Notes                                 7.00          5/15/2008            1,557
     1,000    Markel Corp., Notes                                        7.20          8/15/2007            1,031
     1,000    Ohio Casualty Corp., Notes                                 7.30          6/15/2014            1,063
     1,000    RLI Corp., Senior Notes                                    5.95          1/15/2014              989
     3,000    St. Paul Travelers Companies, Inc., Senior Notes           5.50         12/01/2015            2,990
     1,000    W.R. Berkley Corp., Senior Notes                           5.60          5/15/2015              992
     3,000    XL Capital Ltd., Senior Notes                              6.38         11/15/2024            3,036
                                                                                                       ----------
                                                                                                           31,705
                                                                                                       ----------
              PUBLISHING (0.2%)
     2,000    Knight-Ridder, Inc., Notes                                 5.75          9/01/2017            1,754
     2,000    Scholastic Corp., Notes                                    5.00          4/15/2013            1,829
                                                                                                       ----------
                                                                                                            3,583
                                                                                                       ----------
              RAILROADS (0.2%)
     3,000    TTX Co., Notes(b)                                          5.40          2/15/2016            2,988
                                                                                                       ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (2.1%)
   $ 1,000    Arden Realty, LP, Notes                                    5.25%         3/01/2015       $      969
     1,000    BRE Properties, Inc., Senior Notes                         4.88          5/15/2010              985
     2,000    EOP Operating, LP, Guaranteed Notes                        4.75          3/15/2014            1,883
     2,000    ERP Operating, LP, Notes                                   5.25          9/15/2014            1,973
     3,000    Federal Realty Investment Trust, Notes                     5.65          6/01/2016            2,979
     1,000    Hospitality Properties Trust, Senior Notes                 5.13          2/15/2015              954
     3,000    HRPT Properties Trust, Notes                               5.75         11/01/2015            2,991
     3,000    Kimco Realty Corp., Notes                                  5.58         11/23/2015            3,003
     2,000    Liberty Property, LP, Senior Notes                         5.65          8/15/2014            2,015
     2,000    Mack-Cali Realty, LP, Notes                                5.05          4/15/2010            1,973
     3,000    Nationwide Health Properties, Inc., Notes                  6.00          5/20/2015            2,951
     3,000    Pan Pacific Retail Properties, Inc., Notes                 5.25          9/01/2015            2,930
     1,000    Post Apartment Homes, LP, Senior Notes                     5.45          6/01/2012              976
     3,000    Simon Property Group, LP, Notes(b)                         5.75         12/01/2015            3,024
     3,000    Tanger Factory Outlets, Senior Notes                       6.15         11/15/2015            3,014
     2,000    Union Dominion Realty Trust, Senior Notes                  5.25          1/15/2015            1,948
                                                                                                       ----------
                                                                                                           34,568
                                                                                                       ----------
              REGIONAL BANKS (0.5%)
     2,000    Bank of Hawaii, Notes                                      6.88          3/01/2009            2,123
     2,000    First Republic Bank Corp., Subordinated Notes              7.75          9/15/2012            2,230
     1,000    Hudson United Bank, Subordinated Notes                     7.00          5/15/2012            1,092
     2,453    PNC Financial Services, Trust Preferred
                Securities, Series C                                     8.88          3/15/2027            2,665
                                                                                                       ----------
                                                                                                            8,110
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (1.0%)
     1,000    Countrywide Financial Corp., MTN, Series A                 4.50          6/15/2010              968
     1,000    Countrywide Home Loan, Guaranteed Notes,
                Series MTNL                                              4.00          3/22/2011              941
     5,000    Countrywide Home Loan, Notes, Series MTN                   4.13          9/15/2009            4,810
     2,000    Independence Community Bank Corp., Notes(m)                3.50          6/20/2013            1,921
     3,000    Roslyn Bancorp, Inc., Senior Notes                         7.50         12/01/2008            3,184
     2,000    Washington Mutual Bank, Subordinated Notes                 5.65          8/15/2014            2,007
     2,000    World Savings Bank Federal
                Savings Bank, Notes                                      4.13         12/15/2009            1,943
                                                                                                       ----------
                                                                                                           15,774
                                                                                                       ----------
              TOBACCO (0.4%)
     1,000    Universal Corp., MTN, Series C                             5.20         10/15/2013              901
     2,000    Universal Corp., MTN, Series B                             7.88          2/15/2008            2,079

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
   $ 4,000    UST, Inc., Notes                                           6.63%         7/15/2012       $    4,168
                                                                                                       ----------
                                                                                                            7,148
                                                                                                       ----------
              TRUCKING (0.2%)
     2,750    Roadway Corp., Senior Notes                                8.25         12/01/2008            2,933
                                                                                                       ----------
              Total corporate obligations (cost: $238,271)                                                234,886
                                                                                                       ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.3%)(f)

              DIVERSIFIED BANKS (0.5%)
     1,500    Chuo Mitsui Trust & Banking Co.,
                 Subordinated Notes (Japan)(b,m)                         5.51         12/29/2049            1,445
     1,000    HBOS plc, Subordinated Notes (United Kingdom)(b)           6.41         10/01/2035              981
     1,000    Mizuho Finance, Notes (Japan)(b)                           5.79          4/15/2014            1,031
     1,000    Nordea Bank AB, Subordinated Notes (Sweden)(b,m)           5.42         12/29/2049              991
     1,000    Skandinaviska Enskilda Banken,
                 Subordinated Bonds (Sweden)(b,m)                        5.47          3/29/2049              986
     2,000    UFJ Finance Aruba AEC, Notes (Aruba)                       8.75         11/29/2049            2,169
                                                                                                       ----------
                                                                                                            7,603
                                                                                                       ----------
              DIVERSIFIED METALS & MINING (0.1%)
     2,000    Glencore Funding, LLC, Notes (Switzerland)(b)              6.00          4/15/2014            1,865
                                                                                                       ----------
              FOOD RETAIL (0.2%)
     3,000    Woolworths Ltd., Senior Notes (Australia)(b)               5.25         11/15/2011            3,003
                                                                                                       ----------
              FOREIGN GOVERNMENT (0.1%)
     2,000    Republic of Poland, Global Unsubordinated Notes (Poland)   5.25          1/15/2014            2,021
                                                                                                       ----------
              INTEGRATED OIL & GAS (0.4%)
     2,000    BP Capital plc, Company Guaranty Notes (United Kingdom)    2.75         12/29/2006            1,956
     1,000    Pemex Finance Ltd., Senior Notes (Mexico)                  8.88         11/15/2010            1,109
     3,000    Pemex Project Funding Master Trust,
                 Senior Notes (Mexico)(b,o,r)                            4.99(c)      12/03/2012            3,004
                                                                                                       ----------
                                                                                                            6,069
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   $ 1,000    Telecom Italia Capital, Guaranteed Senior Notes,
                 Series A (Luxembourg)                                   4.00%        11/15/2008       $      970
                                                                                                       ----------
              OIL & GAS DRILLING (0.1%)
     1,873    Delek & Avner-Yam Tethys Ltd., Secured Notes
                 (Israel)(b)                                             5.33          8/01/2013            1,836
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     2,000    Canadian Oil Sands Ltd., Notes (Canada)(b)                 5.80          8/15/2013            2,043
     5,000    EOG Resources Canada, Inc., Senior Notes (Canada)(b)       4.75          3/15/2014            4,825
     1,000    Nexen, Inc., Notes (Canada)                                5.05         11/20/2013              981
     2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds,
                 Series A (Qatar)(b)                                     5.30          9/30/2020            1,971
                                                                                                       ----------
                                                                                                            9,820
                                                                                                       ----------
              OIL & GAS REFINING & MARKETING (0.2%)
     3,000    GS Caltex Corp., Notes (Korea)(b)                          5.50         10/15/2015            2,969
                                                                                                       ----------
              PAPER PRODUCTS (0.0%)(t)
     1,000    Domtar, Inc., Notes (Canada)                               5.38         12/01/2013              830
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     1,145    Mantis Reef Ltd. II, Notes (Australia)(b)                  4.80         11/03/2009            1,120
                                                                                                       ----------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
     2,000    Westfield Capital Corp., Senior Notes (Australia)(b)       5.13         11/15/2014            1,965
                                                                                                       ----------
              REINSURANCE (0.8%)
     2,000    Endurance Specialty Holdings, Ltd.,
                 Senior Notes (Bermuda)                                  6.15         10/15/2015            2,003
     7,000    Montpelier Re Holdings Ltd.,
                 Senior Notes (Bermuda)                                  6.13          8/15/2013            6,691
     2,500    Platinum Underwriters Finance, Inc.,
                 Guaranteed Notes, Series B (Bermuda)                    7.50          6/01/2017            2,467

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
   $ 2,000    Stingray Pass-Through Trust, Pass-Through
                 Certificates (Bermuda)(b)                               5.90%         1/12/2015       $    1,974
                                                                                                       ----------
                                                                                                           13,135
                                                                                                       ----------
              Total Eurodollar and Yankee obligations (cost: $54,120)                                      53,206
                                                                                                       ----------
              ASSET-BACKED SECURITIES (1.1%)

              AIRLINES (0.4%)
     1,525    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                               4.50(c)       3/15/2019            1,435
              America West Airlines, Inc., Pass-Through
                 Certificates,
     1,107       Series 1996-1, Class A, EETC                            6.85          7/02/2009            1,094
     1,982       Series 1999-1, Class G, EETC (INS)                      7.93          1/02/2019            2,109
     1,657    Northwest Airlines Corp., Pass-Through
                 Certificates, Series 1999-2A, EETC                      7.58          3/01/2019            1,657
                                                                                                       ----------
                                                                                                            6,295
                                                                                                       ----------
              ASSET-BACKED FINANCING (0.7%)
     2,511    Aerco Ltd., Series 2A, Class A4(b)                         4.64(c)       7/15/2025            2,416
     2,000    ARG Funding Corp., Subordinated Bonds,
                 Series 2003-1A, Class C2                                6.64          3/20/2007            1,998
     2,000    Chase Credit Card Owner Trust,
                 Series 2002-5, Class A                                  4.22(c)      10/15/2009            2,004
     3,000    Citibank Credit Card Issuance Trust,
                 Series 2005-C5, Class C5                                4.95         10/25/2010            2,995
     2,000    Household Affinity Credit Card Master
                 Note Trust I, Series 2003-2, Class B                    2.51          2/15/2008            1,992
     1,000    Permanent Financing plc, Notes,
                 Series 8, Class 1B                                      3.93(c)       6/10/2042            1,001
                                                                                                       ----------
                                                                                                           12,406
                                                                                                       ----------
              Total asset-backed securities (cost: $18,788)                                                18,701
                                                                                                       ----------
              COMMERCIAL MORTGAGE SECURITIES (7.5%)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.5%)
              Banc of America Commercial Mortgage Inc.,
     5,000       Series 2001 PB1, Class A2                               5.79          5/11/2035            5,145
     3,981       Series 2000-2, Class A1                                 7.02          9/15/2032            4,139

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              Chase Commercial Mortgage Securities Corp.,
   $ 5,000       Series 2000-2, Class A2                                 7.63%         7/15/2032       $    5,511
     6,565       Series 2000-1, Class A2                                 7.76          4/15/2032            7,066
     5,000    Commerce Mortgage Pass-Through
                 Certificates, Series 2004-LB2A, Class A2                3.60          3/10/2039            4,799
              Credit Suisse First Boston Mortgage Securities Corp.,
     2,310       Series 2001-CK6, Class A2                               6.10          8/15/2036            2,361
     5,527       Series 2001-CK1, Class A3                               6.38         12/18/2035            5,807
     5,000       Series 2000-C1, Class A2                                7.55          4/15/2062            5,425
              DLJ Commercial Mortgage Corp.,
     5,000       Series 1999-CG1, Class A1B                              6.46          3/10/2032            5,209
     5,000       Series 1999-CG2, Class A1B                              7.30          6/10/2032            5,350
     5,000    First Union National Bank Commercial
                 Mortgage Trust, Series 1999-C4, Class A2                7.39         12/15/2031            5,380
     3,000    G-Force, LLC, Series 2005-RR2, Class A2(b)                 5.16         12/25/2039            2,989
     5,236    GE Capital Commercial Mortgage Corp.,
                 Series 2001-3, Class A1                                 5.56          6/10/2038            5,292
              GMAC Commercial Mortgage Securities, Inc.,
     8,750       Series 2003-C3, Class A2(b)                             4.22          4/10/2040            8,527
     7,000       Series 1999-C2, Class A2                                6.95          9/15/2033            7,390
     1,126    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., Series 2004-CBX, Class A1             3.18          1/12/2037            1,115
     5,000    JP Morgan Commercial Mortgage Finance Corp.,
                 Series 1999-C8, Class A2                                7.40          7/15/2031            5,324
              LB-UBS Commercial Mortgage Trust,
     5,000       Series 2003-C1, Class A3                                4.10          3/15/2027            4,762
     3,000       Series 2002-C4, Class A5                                4.85          9/15/2031            2,941
     7,006       Series 2001-C2, Class A1                                6.27          6/15/2020            7,194
     2,000    Merrill Lynch Mortgage Investors, Inc.,
                 Series 1998-C1, Class A2                                6.48         11/15/2026            2,051
     5,000    Morgan Stanley Dean Witter Capital I,
                 Series 2001-IQA, Class A3                               5.72         12/18/2032            5,100
     5,000    Nomura Asset Securities Corp.,
                 Series 1998-D6, Class A1B                               6.59          3/15/2030            5,175
     5,000    Paine Weber Mortgage Acceptance Corp.,
                 Series 1999-C1, Class A2                                6.82          6/15/2032            5,230
     2,000    Wachovia Bank Commercial Mortgage Trust,
                 Series 2005-C18, Class APB                              4.81          4/15/2042            1,952
                                                                                                       ----------
                                                                                                          121,234
                                                                                                       ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (0.0%)(d,t)
   $ 9,250    Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2004-ESA, Class X1
                 (acquired 6/17/2004; cost $538)(b,n)                    2.06%         5/14/2016       $      568
                                                                                                       ----------
              Total commercial mortgage securities (cost: $122,311)                                       121,802
                                                                                                       ----------
              U.S. GOVERNMENT AGENCY ISSUES (4.0%)(k)

              ASSET-BACKED FINANCING (0.2%)
     2,655    U.S. Small Business Administration, Participation
                 Certificates, Series 2003-20 F                          4.07          6/01/2023            2,512
                                                                                                       ----------
              DEBENTURES (0.3%)
     5,000    Fannie Mae, CPI Floating Rate Notes(+)                     4.78(c)       2/17/2009            4,873
                                                                                                       ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(d)
    43,751    Government National Mortgage Assn.,
                 Series 2003-59, Class XB                                2.28          7/16/2010            1,813
                                                                                                       ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
     4,877    Freddie Mac, Series 2389 VH(+)                             6.00         10/15/2018            4,924
              Government National Mortgage Assn. I,
     2,000       Series 2003-50 PC                                       5.50          3/16/2032            1,985
       803       Series 2001-49 VB                                       7.00         11/16/2016              810
                                                                                                       ----------
                                                                                                            7,719
                                                                                                       ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.6%)
              Fannie Mae(+),
     6,308       Pool 706349(p)                                          5.00          5/01/2033            6,093
       588       Pool 610989                                             6.50         10/01/2016              607
     1,173       Pool 253180                                             6.50          2/01/2030            1,206
       498       Pool 535164                                             7.00          2/01/2030              520
       224       Pool 547483                                             7.00          8/01/2030              234
              Freddie Mac(+),
     4,491       Pool C79394(p)                                          5.50          4/01/2033            4,441
    11,936       Pool C01491                                             6.00          2/01/2033           12,038
              Government National Mortgage Assn. I,
     1,818       Pool 780860                                             6.00          9/15/2028            1,849
     1,256       Pool 603869                                             6.00          1/15/2033            1,277

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $   251       Pool 340945                                             6.50%         5/15/2023       $      262
       395       Pool 352106                                             6.50          8/15/2023              412
       169       Pool 366762                                             6.50          4/15/2024              176
       679       Pool 577423                                             6.50          1/15/2032              705
     6,596       Pool 781496                                             6.50          9/15/2032            6,859
     1,103       Pool 575469                                             7.00         12/15/2031            1,158
     1,265       Pool 583624                                             7.00          6/15/2032            1,329
        34       Pool 206743                                             7.50          3/15/2017               36
       111       Pool 207904                                             7.50          3/15/2017              118
        16       Pool 207950                                             7.50          3/15/2017               17
        27       Pool 166093                                             8.00          6/15/2016               28
        10       Pool 166108                                             8.00          6/15/2016               11
        20       Pool 177786                                             8.00          9/15/2016               22
        39       Pool 186000                                             8.00         11/15/2016               42
        30       Pool 193968                                             8.00         12/15/2016               32
        36       Pool 203822                                             8.00          3/15/2017               39
         3       Pool 034140                                             8.50          9/15/2009                3
         8       Pool 138007                                             8.50          6/15/2016                9
         7       Pool 164021                                             8.50          6/15/2016                7
        25       Pool 159980                                             8.50          7/15/2016               27
         5       Pool 176311                                             8.50          9/15/2016                5
         2       Pool 177247                                             8.50          9/15/2016                2
        13       Pool 174005                                             8.50         12/15/2016               14
        24       Pool 197279                                             8.50         12/15/2016               26
        30       Pool 190671                                             8.50          1/15/2017               33
         5       Pool 197400                                             8.50          1/15/2017                5
        20       Pool 201986                                             8.50          1/15/2017               21
        17       Pool 185270                                             8.50          2/15/2017               18
         3       Pool 157116                                             9.00          6/15/2016                3
         1       Pool 162801                                             9.00          7/15/2016                1
         3       Pool 166282                                             9.00          7/15/2016                4
         2       Pool 164502                                             9.00          8/15/2016                2
         5       Pool 172663                                             9.00          9/15/2016                5
         3       Pool 170810                                             9.00         10/15/2016                3
        15       Pool 031433                                             9.50          6/15/2009               16
         1       Pool 032271                                             9.50          6/15/2009                1
        20       Pool 034679                                             9.50          6/15/2009               22
         5       Pool 035052                                             9.50          9/15/2009                6
         9       Pool 167971                                             9.50          7/15/2016                9
        19       Pool 172771                                             9.50          9/15/2016               20

38

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $     3       Pool 185417                                             9.50%        11/15/2016       $        3
        18       Pool 186335                                             9.50         11/15/2016               20
         4       Pool 187909                                             9.50         11/15/2016                5
        54       Pool 189802                                             9.50          4/15/2017               60
        24       Pool 214646                                             9.50          5/15/2017               27
         9       Pool 225137                                             9.50          8/15/2017               10
        21       Pool 037733                                            10.00         11/15/2009               22
         3       Pool 037889                                            10.00         11/15/2009                3
        16       Pool 037888                                            10.00         11/15/2009               17
        13       Pool 036897                                            10.00         12/15/2009               14
         4       Pool 059731                                            11.50          3/15/2013                5
              Government National Mortgage Assn. II,
     1,068       Pool 781494                                             6.50          8/20/2031            1,104
       535       Pool 002934                                             7.50          6/20/2030              563
       136       Pool 003070                                             7.50          4/20/2031              144
       496       Pool 002958                                             8.00          8/20/2030              528
                                                                                                       ----------
                                                                                                           42,298
                                                                                                       ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     1,800    Perforadora Centrale S.A. de C.V. "A",
                 Guaranteed Bond, Series A, Title XI                     5.24         12/15/2018            1,829
     3,810    Rowan Companies, Inc., Guaranteed Bond,
                 Title XI                                                2.80         10/20/2013            3,526
                                                                                                       ----------
                                                                                                            5,355
                                                                                                       ----------
              Total U.S. government agency issues (cost: $64,759)                                          64,570
                                                                                                       ----------
              U.S. TREASURY SECURITIES (11.6%)

              BOND AND NOTES (11.4%)
     2,000    3.88%, 9/15/2010(h)                                                                           1,952
    70,000    4.13%, 8/15/2008(h)                                                                          69,557
    55,000    4.25%, 10/15/2010(h)                                                                         54,558
    29,000    4.25%, 8/15/2015(h)                                                                          28,354
    27,000    5.38%, 2/15/2031(h)                                                                          29,675
                                                                                                       ----------
                                                                                                          184,096
                                                                                                       ----------
              INFLATION-INDEXED NOTES (0.2%)(a)
      3,425   3.50%, 1/15/2011                                                                              3,663
                                                                                                       ----------
              Total U.S. Treasury securities (cost: $188,638)                                             187,759
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (0.5%)

              CASINOS & GAMING (0.1%)
   $ 2,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(b)          5.91%         9/01/2021       $    1,965
                                                                                                       ----------
              COMMUNITY SERVICE (0.1%)
     1,385    Jicarilla Apache Nation, NM, RB                            2.95         12/01/2006            1,373
                                                                                                       ----------
              HOSPITAL (0.1%)
     1,965    Rhode Island State Health & Education RB,
                 Series C (LOC - Citizens Bank of Rhode Island)          3.60          9/15/2033(e)         1,914
                                                                                                       ----------
              MULTI-UTILITIES (0.2%)
     2,074    California Maritime Infrastructure Auth. RB,
                 Series 1999                                             6.63         11/01/2009            2,121
                                                                                                       ----------
              Total municipal bonds (cost: $7,487)                                                          7,373
                                                                                                       ----------
              Total bonds (cost: $694,374)                                                                688,297
                                                                                                       ----------
              MONEY MARKET INSTRUMENTS (2.2%)

              VARIABLE-RATE DEMAND NOTES (0.3%)(S)
              ------------------------------------
              HEALTH CARE FACILITIES
     4,000    Louisiana Public Facilities Auth., RB,
                 Series 2002D (LOC - Hibernia National Bank)             4.69          7/01/2028            4,000
                                                                                                       ----------

              DISCOUNT NOTE (0.2%)
              --------------------
     3,337    Fannie Mae(k,+)                                            3.91         12/01/2005            3,337
                                                                                                       ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (1.7%)
              -------------------------
28,173,908    SSgA Prime Money Market Fund                               3.89(i)               -           28,174
                                                                                                       ----------
              Total money market instruments (cost: $35,511)                                               35,511
                                                                                                       ----------

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                             COUPON                               VALUE
     (000)    SECURITY                                                   RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (14.8%)

              CORPORATE OBLIGATIONS (2.6%)
              ----------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   $10,000    Premier Asset Collection, LLC, Notes,
                 Series MTN                                              4.08%         3/24/2006       $   10,000
    22,481    Tango Finance Corp., Notes, Series MTN                     4.10         10/25/2006           22,492
                                                                                                       ----------
                                                                                                           32,492
                                                                                                       ----------
              REGIONAL BANKS (0.6%)
    10,000    Wells Fargo & Co., Notes, Series MTNC                      4.24         12/16/2005           10,001
                                                                                                       ----------
                                                                                                           42,493
                                                                                                       ----------
              COMMERCIAL PAPER (2.1%)
              -----------------------
              ASSET-BACKED FINANCING (1.5%)
     3,474    Cullinan Finance Corp.                                     4.34(l)       2/14/2006            3,437
    20,000    Thunder Bay Funding, LLC(g)                                4.28(l)       1/06/2006           19,916
                                                                                                       ----------
                                                                                                           23,353
                                                                                                       ----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
    10,000    Goldman Sachs & Co.                                        4.06          5/25/2006           10,000
                                                                                                       ----------
                                                                                                           33,353
                                                                                                       ----------
              REPURCHASE AGREEMENTS (10.1%)(j)
              --------------------------------
    46,000    Credit Suisse First Boston, LLC, 4.02%, acquired on 11/30/2005 and due 12/01/2005 at $46,000 (collateralized by $47,210 of
                 Federal Home Loan Bank Bonds(k,+), 4.00%, due 3/10/2008;
                 market value $46,921)                                                                     46,000
    65,000    Deutsche Bank Securities, Inc., 4.00%, acquired on 11/30/2005 and due 12/01/2005 at $65,000 (collateralized by $34,375
                 of Federal Home Loan Bank Bonds(k,+), 5.25%, due 6/18/2014;
                 and $30,249 of Fannie Mae Notes(k,+), 4.75% - 6.00%, due
                 4/20/2010 - 8/14/2023; combined market value $66,301)                                     65,000
    52,235    Lehman Brothers, Inc., 3.99%, acquired on 11/30/2005 and due
                 12/01/2005 at $52,235 (collateralized by $53,315 of  Federal
                 Home Loan Bank Bonds(k,+), 3.50% - 4.63%, due 7/28/2008
                 - 11/28/2008; combined  market value $53,283)                                             52,235
                                                                                                       ----------
                                                                                                          163,235
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)(t)
              ----------------------------
   543,471    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.00%(i)                          $      543
    48,745    Merrill Lynch Premier Institutional Fund, 3.91%(i)                                               49
                                                                                                       ----------
                                                                                                              592
                                                                                                       ----------
              Total short-term investments purchased with cash collateral from
                 securities loaned (cost: $239,678)                                                       239,673
                                                                                                       ----------

              TOTAL INVESTMENTS (COST: $1,670,964)                                                     $1,849,161
                                                                                                       ==========

42

N O T E S
=========-----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

               Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

               The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

               ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

               GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

               ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

               SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
               (AMEX).

               PORTFOLIO DESCRIPTION ABBREVIATIONS

               CPI      Consumer Price Index

               EETC     Enhanced Equipment Trust Certificate

               ESOP     Employee Stock Ownership Plan

               MTN      Medium-Term Note

               RB       Revenue Bond

               CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank,

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

               insurance company or other corporation, or a collateral trust may provide the enhancement.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit

               (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

               (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

               (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

               (b) Restricted  security  that   is  not   registered  under  the
                   Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

               (c) Variable-rate or  floating-rate  security - interest  rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2005.

44

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

               (d) Interest-only   commercial  mortgage-backed   securities  (IO
                   CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

               (e) Security has a  mandatory put,  which shortens  its effective maturity date.

               (f) Eurodollar  and  Yankee  obligations  are  dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

               (g) Commercial   paper   issued  in   reliance  on  the  "private
                   placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
                   Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

               (h) The security  or  a  portion thereof  was  out on  loan as of
                   November 30, 2005.

               (i) Rate represents  the money  market fund  annualized seven-day yield at November 30, 2005.

               (j) Collateral on repurchase agreements is  received  by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

               (k) U.S. government  agency  issues - mortgage-backed  securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

               (l) Zero-coupon security. Rate  represents the effective yield at date of purchase.

               (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

               (n) Security  deemed  illiquid by  the  Manager, under  liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2005, was $568,000, which represented 0.04% of the Fund's net assets.

               (o) At  November  30,  2005,  the   aggregate  market  value  of
                   securities purchased on a when-issued basis was $3,004,000.

               (p) At  November  30, 2005, portions  of  these  securities  were segregated to cover when-issued purchases.

46

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

               (q) Put bond - provides the right to sell  the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

               (r) Security was fair valued at November 30, 2005, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

               (s) Variable-rate  demand  notes  (VRDNs) - provide  the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

               (t) Represents less than 0.1% of net assets.

               * Non-income-producing security for the 12 months preceding November 30, 2005.

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
     on loan of $214,360) (identified cost of $1,670,964)                     $1,849,161
   Cash                                                                               61
   Cash denominated in foreign currencies (identified cost of $1,480)              1,389
   Receivables:
      Capital shares sold                                                            592
      Dividends and interest                                                       8,843
      Securities sold                                                             26,732
      Other                                                                          159
                                                                              ----------
         Total assets                                                          1,886,937
                                                                              ----------
LIABILITIES
  Payables:
      Upon return of securities loaned                                           239,738
      Securities purchased (when-issued of $3,000)                                24,879
      Capital shares redeemed                                                        734
  Unrealized depreciation on foreign currency contracts held, at value                 5
  Accrued management fees                                                            949
  Accrued transfer agent's fees                                                       10
  Other accrued expenses and payables                                                 87
                                                                              ----------
         Total liabilities                                                       266,402
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,620,535
                                                                              ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $1,308,658
  Accumulated undistributed net investment income                                  9,533
  Accumulated net realized gain on investments                                   124,256
  Net unrealized appreciation of investments                                     178,197
  Net unrealized depreciation on foreign currency translations                      (109)
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,620,535
                                                                              ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                     58,433
                                                                              ==========
  Net asset value, redemption price, and offering price per share             $    27.73
                                                                              ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $128)                  $ 7,429
   Interest                                                            11,134
   Securities lending                                                     376
                                                                      -------
      Total income                                                     18,939
                                                                      -------
EXPENSES
   Management fees                                                      5,842
   Administration and servicing fees                                    1,195
   Transfer agent's fees                                                1,637
   Custody and accounting fees                                            310
   Postage                                                                204
   Shareholder reporting fees                                              51
   Trustees' fees                                                           4
   Registration fees                                                       24
   Professional fees                                                       40
   Other                                                                   22
                                                                      -------
      Total expenses                                                    9,329
   Expenses paid indirectly                                               (80)
                                                                      -------
      Net expenses                                                      9,249
                                                                      -------
NET INVESTMENT INCOME                                                   9,690
                                                                      -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                      89,888
      Foreign currency transactions                                      (199)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     (29,087)
      Foreign currency translations                                       (67)
                                                                      -------
         Net realized and unrealized gain                              60,535
                                                                      -------
   Increase in net assets resulting from operations                   $70,225
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                                       11/30/2005       5/31/2005
                                                                       --------------------------
FROM OPERATIONS
   Net investment income                                               $    9,690      $   16,556
   Net realized gain on investments                                        89,888          70,129
   Net realized loss on foreign currency transactions                        (199)           (248)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (29,087)         41,840
      Foreign currency translations                                           (67)            (70)
                                                                       --------------------------
      Increase in net assets resulting from operations                     70,225         128,207
                                                                       --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        -         (24,372)
   Net realized gains                                                           -         (66,035)
                                                                       --------------------------
      Distributions to shareholders                                             -         (90,407)
                                                                       --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               91,689         213,808
   Shares issued for dividends reinvested                                       -          88,378
   Cost of shares redeemed                                                (84,759)       (146,650)
                                                                       --------------------------
      Increase in net assets from capital
         share transactions                                                 6,930         155,536
                                                                       --------------------------
   Net increase in net assets                                              77,155         193,336

NET ASSETS
   Beginning of period                                                  1,543,380       1,350,044
                                                                       --------------------------
   End of period                                                       $1,620,535      $1,543,380
                                                                       ==========================
Accumulated undistributed (overdistributed) net
   investment income
   End of period                                                       $    9,533      $     (157)
                                                                       ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              3,360           8,114
   Shares issued for dividends reinvested                                       -           3,311
   Shares redeemed                                                         (3,105)         (5,575)
                                                                       --------------------------
      Increase in shares outstanding                                          255           5,850
                                                                       ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

              A. SECURITY VALUATION - The value  of each  security is determined
                 (as  of the  close  of trading  on the  New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity  securities  trading in  various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                    securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments  in  open-end  investment  companies, other than
                    ETFs, are valued at their NAV at the end of each business day.

                 4. Debt securities  purchased with  original  maturities  of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt  securities are  valued each  business  day  by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                    securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for  which  market  quotations  are  not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL  TAXES -  The  Fund's  policy is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the  securities  are  purchased  or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE  AGREEMENTS  - The Fund  may enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN  CURRENCY  TRANSLATIONS  - The  Fund's  assets  may  be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases  and sales of securities, income,  and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. SECURITIES  PURCHASED  ON A  WHEN-ISSUED  BASIS - Delivery  and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2005, the outstanding when-issued commitments, including interest purchased, for the Fund were $3,000,000.

              G. EXPENSES  PAID  INDIRECTLY   -   A  portion  of  the  brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $66,000 and $14,000, respectively, resulting in a total reduction in Fund expenses of $80,000.

              H. INDEMNIFICATIONS - Under the  Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              I. USE OF ESTIMATES - The  preparation of  financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of $2,000, which represents 5.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $1,142,625,000 and $1,137,290,000, respectively.

          As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $194,398,000 and $16,201,000, respectively, resulting in net unrealized appreciation of $178,197,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          At November 30, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                                        FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------------------------------
                                           U.S. DOLLAR                                       UNREALIZED
 EXCHANGE            CONTRACTS TO          VALUE AS OF            IN EXCHANGE               APPRECIATION
   DATE                RECEIVE             11/30/2005           FOR U.S. DOLLAR            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
12/01/2005              450                   $342                   $345                       $(3)
                     Swiss Franc
12/05/2005              574                    437                    437                         -
                     Swiss Franc
---------------------------------------------------------------------------------------------------------
                                              $779                   $782                       $(3)
---------------------------------------------------------------------------------------------------------

                                        FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------------------------
                                           U.S. DOLLAR                                       UNREALIZED
 EXCHANGE           CONTRACTS TO           VALUE AS OF            IN EXCHANGE               APPRECIATION
   DATE               DELIVER              11/30/2005           FOR U.S. DOLLAR            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
12/02/2005               84                  $   72                $   72                       $ -
                   Canadian Dollar
12/01/2005               11                      13                    13                         -
                        Euro
12/02/2005               93                     110                   110                         -
                        Euro
12/01/2005               306                    529                   530                         1
                    Pound Sterling
12/02/2005               211                    364                   362                        (2)
                    Pound Sterling
12/05/2005               471                    815                   815                         -
                    Pound Sterling
12/01/2005              2,564                    22                    22                         -
                    Japanese Yen
12/05/2005              7,693                   953                   952                        (1)
                   Swedish Krona
12/01/2005               24                      14                    14                         -
                   Singapore Dollar
---------------------------------------------------------------------------------------------------------
                                             $2,892                $2,890                       $(2)
---------------------------------------------------------------------------------------------------------

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $376,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $214,360,000 and received cash collateral of $239,738,000 for the loans. Of this amount, $239,678,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $60,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The  Manager provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The
                 Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/- 1.00% to 4.00%               +/- 0.04%
+/- 4.01% to 7.00%               +/- 0.05%
+/- 7.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $5,842,000, which is net of a performance adjustment of $(132,000) that decreased the base management fee of 0.75% by 0.02%.

              B. SUBADVISORY  ARRANGEMENTS  -   The  Manager  has  entered  into
                 investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and MFS Investment Management (MFSIM), under which Wellington Management directs the investment and reinvestment of portions of the Fund's assets invested in U.S. stocks and real estate securities (as allocated from time to time by the Manager), and MFSIM directs the investment and reinvestment of the portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager).

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USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.40% of the first $50 million of the portion of the Fund's average net assets that Wellington Management manages and invests in real estate securities, plus 0.35% of the portion of the Fund's average net assets over $50 million that Wellington Management manages and invests in real estate securities, plus 0.20% of the portion of the Fund's average net assets that Wellington Management manages and invests in securities other than real estate securities. Wellington Management has agreed to waive all fees in excess of 0.18% of the portion of the Fund's average net assets that Wellington Management manages and invests in securities other than real estate securities through June 30, 2006. Wellington Management may terminate this waiver if the Manager allocates less than 100% of certain USAA Funds' assets investable in U.S. stocks to Wellington Management. The Manager has allocated less than 100% of these Funds' assets investable in U.S. stocks to Wellington Management, so Wellington Management may terminate this waiver at any time. The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, plus 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. Effective January 1, 2006, the Manager (not the Fund) will pay MFSIM a subadvisory fee in the annual amount of 0.29% of the aggregate average net assets of the MFSIM Funds. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $700,000 and incurred subadvisory

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 fees, paid or payable to MFSIM, of $1,729,000 for the MFSIM Funds in total, of which $412,000 was based on the portion of the average net assets of the USAA Cornerstone Strategy Fund that MFSIM manages.

                 Effective December 1, 2005, in addition to the investment subadvisory agreement with Wellington Management and MFSIM, the Manager will enter into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch will direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) will pay Batterymarch a subadvisory fee in the annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million of the Fund's average daily net assets that Batterymarch manages.

              C. ADMINISTRATION  AND  SERVICING  FEES  -  The  Manager  provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,195,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $26,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

64

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              D. EXPENSE LIMITATION  - The Manager  has  voluntarily  agreed  to limit the annual expenses of the Fund to 1.19% of the Fund's average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. The Fund had no reimbursable expenses as of November 30, 2005.

              E. TRANSFER AGENT'S  FEES - USAA  Transfer  Agency  Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,637,000.

              F. UNDERWRITING  SERVICES  -  The  Manager  provides  exclusive underwriting  and  distribution  of  the  Fund's  shares  on  a
                 continuing   best-efforts   basis.   The  Manager  receives  no
                 commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                    NOVEMBER 30,                              YEAR ENDED MAY 31,
                                    ------------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    26.53      $    25.80      $    22.22      $    23.57      $    25.26      $    26.27
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                      .17             .30(a)          .22             .27             .39(e)          .58
Net realized and unrealized
   gain (loss)                            1.03            2.13(a)         3.57            (.93)          (1.16)(e)        (.40)
                                    ------------------------------------------------------------------------------------------
Total from investment operations          1.20            2.43(a)         3.79            (.66)           (.77)            .18
                                    ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income                -            (.45)           (.21)           (.26)           (.57)           (.48)
   From realized capital gains               -           (1.25)              -            (.43)           (.35)           (.71)
                                    ------------------------------------------------------------------------------------------
Total distributions                          -           (1.70)           (.21)           (.69)           (.92)           1.19)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $    27.73         $ 26.53 $         25.80      $    22.22      $    23.57      $    25.26
                                    ==========================================================================================
Total return (%)*                         4.52            9.42           17.08           (2.59)          (2.96)            .58
Net assets at end of period (000)   $1,620,535      $1,543,380      $1,350,044      $1,132,544      $1,197,131      $1,016,101
Ratio of expenses to
   average net assets (%)**(c)            1.17(b,d)       1.18(d)         1.19(d)         1.19(d)         1.16(d)         1.07
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**(c)                   -               -            1.20            1.27            1.17               -
Ratio of net investment income to
   average net assets (%)**               1.22(b)         1.15             .81            1.34            1.69(e)         2.26
Portfolio turnover (%)                   74.95           64.88           90.94          131.07           30.52           54.67

 *  Assumes reinvestment of all net investment  income and realized capital gain distributions during the period.
**  For the six-month period  ended  November 30, 2005, average net  assets were
    $1,589,543,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects  total  operating  expenses of  the Fund before  reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)          (.02%)          (.02%)          (.01%)          (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average net assets.
(e) In 2001, a  change  in amortization  method was  made  as  required  by  an accounting  pronouncement.  Without  that change,  these amounts would have been:
            Net investment income                                       $  .39
            Net realized and unrealized loss                            $(1.16)
            Ratio of net investment income to average net assets          1.70%

66

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                            BEGINNING             ENDING           DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE       JUNE 1, 2005 -
                                          JUNE 1, 2005       NOVEMBER 30, 2005    NOVEMBER 30, 2005
                                          ---------------------------------------------------------
          Actual                             $1,000.00           $1,045.20             $5.95
          Hypothetical
             (5% return before expenses)      1,000.00            1,019.25              5.87

          *Expenses are equal to the Fund's annualized expense ratio of 1.16%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.52% for the six-month period of June 1, 2005, through November 30, 2005.

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                    U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA        ----------------------------------
                              INSURANCE o MEMBER SERVICES

27800-0106                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.